10. OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the followings:

	December 31,
	2016	2015
		(Combined – Note 2)
CeraVest security deposits	$38,439	$22,755
Temporary payments to merchants	4,072	3,042
Purchasing funds from CeraVest loan investors	5,846	─
Payables related to properties and others	3,313	10,899
Rental advance and customer deposits	2,076	2,425
Accrued expenses	1,437	2,692
Business and other tax payables	845	1,069
Salary payable	2,458	2,326
Interest payable for bank borrowings	174	253
Other current liabilities	2,542	2,749
Total	$61,202	$48,210

CeraVest security deposits represent security deposits received from CeraVest borrowers upon the funding of their respective loans. Purchasing funds from CeraVest loan investors represent uninvested funds deposited by investors. Other current liabilities mainly include the unpaid expenses reimbursement due to staff.